Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net loss	$ (39,811)	$ (37,062)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,899	2,067
Non-cash share-based compensation	2,408	2,340
Non-cash interest expense	4,905	1,790
Foreign exchange differences	(2,985)	0
Loss on termination of operating lease	95	0
Loss on disposal of property and equipment	3,789	0
Deferred income tax	(195)	(174)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(5,889)	(5,429)
Prepaid expenses and other non-current assets	1,797	180
Long-term deposits	51	0
Accounts payable	(227)	(272)
Accrued expenses and other liabilities	(7,056)	1,890
Current and non-current operating lease liabilities, net of operating lease right of use assets	(1,200)	(360)
Net cash used in operating activities	(42,419)	(35,030)
Cash flows from investing activities:
Purchases of property and equipment	(3,622)	(771)
Net cash used in investing activities	(3,622)	(771)
Cash flows from financing activities:
Payments of equity issuance costs	(691)	(1)
Net cash used in financing activities	(691)	(1)
Effect of exchange rate changes on cash and restricted cash	7,326	(5,982)
Net decrease in cash, cash equivalents and restricted cash	(39,406)	(41,784)
Cash, cash equivalents and restricted cash, beginning of period	382,761	310,676
Cash, cash equivalents and restricted cash, end of period	343,355	268,892
Supplemental non-cash flow information
Property and equipment purchases included in accounts payable and accrued expenses	3,692	593
Right of use assets obtained in exchange for operating lease liabilities	5,173	0
Right of use assets terminated and obtained in exchange for operating lease liabilities, net	(1,110)	0
Capitalized implementation costs included in accrued expenses	270	0
Issuance costs included in accounts payable and accrued expenses	272	16
Capitalized share-based compensation	8	0
Reconciliation of cash, cash equivalents and restricted cash reported within the condensed consolidated balance sheets:
Cash and cash equivalents	343,027	268,558
Restricted cash	328	334
Total cash and restricted cash	$ 343,355	$ 268,892